Earning per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Earnings Per Share [Abstract]
Net income	$ 501	$ 180,936
Weighted average common shares outstanding, basic	116,583,497	96,670,823
Basic earnings per share	$ 0.00	$ 1.87
Convertible Notes	0	2,690,362
Dilutive effect of non vested shares	171,945	355,797
Dilutive potential common shares	171,945	3,046,159
Weighted average common shares outstanding, diluted	116,755,442	99,716,982
Diluted earnings per share	$ 0.00	$ 1.82